Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012	Jan. 30, 2011
Class of Stock [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Accumulated other comprehensive loss	$ (2)	$ (2)	$ (1)